Note 34 Fee and commission income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Fee and commission income [Line Items]
Brokerage fee income		€ 286	€ 196
Corporate finance fees income		79	69
Portfolio and other management fee income		927	795
Custody securities fee income		121	107
Payment service fees income		4,726	4,134
Payment service for Demand accounts		149	157
Payment services for Credit and Debit cards and POS	[1]	3,978	3,433
Payment Services for Tranfers and remittances		436	395
Distributed but unmanaged customer resource income		398	372
Distributed but unmanaged customer resource for collective investment		147	106
Distributed but unmanaged customer resources		237	257
Loan commitments given fee income		246	173
Other Commitments And Financial Guarantees Given		312	264
Other fee and commission income		514	404
Fee and commission income		€ 7,607	€ 6,514

[1]	(1) Points Of sale.